Summary of Significant Accounting Policies (Tables)	12 Months Ended
Nov. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment are Stated at Cost Less Accumulated Depreciation and Impairment	Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. The Group computes depreciation using the straight-line method over the estimated useful lives of the assets as follows:
Office equipment	5 years
Furniture and fixtures	5 years
Motor vehicle	3 years

Schedule of Revenue Disaggregated by Timing of Revenue Recognition	Revenue disaggregated by timing of revenue recognition for the years ended November 30, 2023, 2022 and 2021 is disclosed in the table below:
	For the Year Ended November 30,
	2021	2022	2023
	HK$	HK$	HK$	US$
Over time
Financial PR services	11,654,525	13,248,243	15,427,899	1,975,530
Project-based Financial PR services	10,889,475	1,083,333	2,607,555	333,895
Point in time
One-off Financial PR services	—	—	2,503,764	320,605
Total Revenue	22,544,000	14,331,576	20,539,218	2,630,030

Schedule of Amounts of Transaction Prices Allocated to the Remaining Performance Obligations	The amounts of transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at November 30 are as follows:
	For the Year Ended November 30,
	2021	2022	2023
	HK$	HK$	HK$	US$
Amounts expected to be recognized as revenue:
Within one year	3,670,000	3,300,000	3,300,000	422,562
After one year	10,175,000	6,875,000	3,575,000	457,776
Total	13,845,000	10,175,000	6,875,000	880,338

Schedule of Total Operating Revenue	Details of the customers accounting for 10% or more of total operating revenue are as follows:
	For the Year Ended November 30,
	2021		2022		2023
	HK$	%	HK$	%	HK$	US$	%
Customer A	3,025,000	13	3,300,000	23	3,300,000	422,562	16
Customer B	3,000,000	13	—	—	—	—	—
Customer C	2,831,250	13	—	—	—	—	—
Customer D	2,580,000	11	—	—	—	—	—
	11,436,250	50	3,300,000	23	3,300,000	422,562	16
	As of November 30,		As of November 30,		As of November 30,
	2022	2022	2023	2023	2023	2023
	HK$		HK$		US$
Customer A	1,500,000	56%	2,900,000	38%	371,343	38%
Customer B	400,000	15%	—	—	—	—
	1,900,000	71%	2,900,000	38%	371,343	38%